united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 11/30

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA YORKVILLE MLP PORTFOLIO
August 31, 2018

Shares		Value
	COMMON STOCK - 100.1%
	MINING - 5.1%
32,120	Hi-Crush Partners LP	$382,228

	OIL & GAS - 11.3%
16,990	Antero Midstream Partners LP	497,297
37,780	Sanchez Production Partners LP	349,465
		846,762
	OIL & GAS SERVICES - 8.2%
48,992	Archrock, Inc.	619,749

	PIPELINES - 68.6%
10,420	Cheniere Energy, Inc. *	697,411
19,795	Energy Transfer Partners LP	446,377
11,198	EQT Midstream Partners LP	640,078
23,910	Kinder Morgan, Inc.	423,207
15,905	MPLX LP	564,150
9,650	Noble Midstream Partners LP	422,670
24,380	Oasis Midstream Partners LP	539,286
10,810	Phillips 66 Partners LP	556,282
19,660	Tallgrass Energy LP	483,439
10,480	Valero Energy Partners LP	375,079
		5,147,979
	TRANSPORTATION - 6.9%
20,430	Golar LNG Ltd.	522,191

	TOTAL COMMON STOCK (Cost - $7,511,490)	7,518,909

	SHORT-TERM INVESTMENTS - 1.4%
106,865	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.87% ^
	(Cost - $106,865)	106,865

	TOTAL INVESTMENTS - 101.5% (Cost - $7,618,355)	$7,625,774

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %	(116,423)

	NET ASSETS - 100.0%	$7,509,351

	* Non Income producing security
	LP - Limited Partnership
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2018

Shares		Value
	COMMON STOCK - 0.3%
	AEROSPACE/DEFENSE - 0.1%
48	Boeing Co.	$16,454

	CHEMICALS - 0.1%
177	DowDuPont, Inc.	12,413

	MISCELLANEOUS MANUFACTURING - 0.0%
80	Illinois Tool Works, Inc.	11,110

	SOFTWARE - 0.1%
103	Microsoft Corp.	11,570

	TOTAL COMMON STOCK (Cost - $50,484)	51,547

	EXCHANGE TRADED FUNDS - 94.6%
	BONDS - 20.9%
10,955	High Yield ETF	402,049
23,743	Invesco Global Short Term High Yield Bond ETF	553,331
2,413	iShares 7-10 Year Treasury Bond ETF	247,598
70	iShares Barclays USD Asia High Yield Bond Index	713
1,499	iShares Core U.S. Aggregate Bond ETF	159,509
4,013	iShares iBoxx $ High Yield Corporate Bond ETF	346,563
114	iShares JP Morgan USD Emerging Markets Bond ETF	12,095
1,056	iShares Short Treasury Bond ETF	116,646
1,873	PIMCO Active Bond Exchange-Traded Fund	193,200
3,805	PIMCO Enhanced Short Maturity Active	386,702
671	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	61,457
4,945	SPDR Bloomberg Barclays High Yield Bond ETF	178,020
8,774	SPDR Doubleline Total Return Tactical ETF	416,940
1,772	Vanguard Total Bond Market ETF	140,555
3,651	Vanguard Total International Bond ETF	199,783
		3,415,161
	EQUITY FUNDS - 32.4%
4,879	First Trust Dow Jones Select Microcap Index Fund	257,904
1,651	Invesco FTSE RAFI US 1000 ETF	196,419
2,786	Invesco S&P 500 Equal Weight ETF	298,408
17,367	Invesco S&P MidCap 400 Equal Weight ETF	1,206,305
40	Invesco S&P Spin-Off ETF	2,227
5,319	iShares Core S&P Mid-Cap ETF	1,086,938
5,509	iShares Edge MSCI Min Vol USA ETF	311,754
21	iShares Edge MSCI USA Momentum Factor ETF	2,482
849	iShares Edge MSCI USA Quality Factor ETF	76,189
7,329	iShares Micro-Cap ETF	805,530
695	iShares Russell 1000 Value ETF	88,335
1,011	iShares Russell 2000 Growth ETF	222,754
2,883	iShares Russell Top 200 ETF	194,185
1,273	Oppenheimer Large Cap Revenue ETF	69,009
2,238	ProShares UltraPro S&P 500	126,738
404	SPDR S&P 500 ETF Trust	117,285
2,294	SPDR S&P 600 Small CapETF	179,207
273	Vanguard Russell 2000 ETF	37,974
		5,279,643
	INTERNATIONAL FUNDS - 22.5%
2,790	Invesco China Small Cap ETF	76,223
43,308	Invesco Global Listed Private Equity ETF	543,515
8,203	iShares Edge MSCI Min Vol Emerging Markets ETF	485,290
10,296	iShares Edge MSCI Min Vol Global ETF	894,208
108	iShares MSCI Emerging Markets ETF	4,662
20,531	SPDR S&P International Small Cap ETF	705,650
737	Vanguard FTSE All-World ex-US ETF	38,390
897	Vanguard FTSE All World ex-US Small-Cap ETF	102,725
4,849	Vanguard FTSE Emerging Markets ETF	203,852
716	Vanguard Total International Stock ETF	38,771
7,273	Vanguard Total World Stock ETF	553,693
382	WisdomTree International SmallCap Dividend Fund	27,279
		3,674,258
	SECTOR FUNDS - 18.8%
33,572	ELEMENTS Linked to the Rogers International *	185,653
28,662	FlexShares Quality Dividend Index Fund	1,364,885
33	Invesco BuyBack Achievers ETF	2,008
12,487	Invesco DB Commodity Index Tracking Fund *	217,024
3,587	Invesco DWA Momentum ETF	214,610
42	iPath Bloomberg Commodity Index Total Return ETN *	977

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 94.6% (Continued)
	SECTOR FUNDS - 18.8% (Continued)
4,443	iShares S&P GSCI Commodity Indexed Trust *	$77,486
4,621	iShares U.S. Real Estate ETF	384,375
265	Materials Select Sector SPDR Fund	15,707
1,780	SPDR Dow Jones Global Real Estate ETF	87,380
2,434	SPDR Dow Jones International Real Estate ETF	95,461
297	VanEck Vectors Natural Resource ETF	10,942
58	Vanguard Global ex-U.S. Real Estate ETF	3,353
1,814	Vanguard Real Estate ETF	152,467
1,730	Vanguard Total Stock Market ETF	259,621
		3,071,949

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,058,176)	15,441,011

`	OPEN ENDED FUNDS - 3.0%
35,246	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $447,499)	490,036

	SHORT-TERM INVESTMENTS - 2.1%
342,533	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.87% ^
	(Cost - $342,533)	342,533

	TOTAL INVESTMENTS - 100.0% (Cost - $15,898,692)	$16,325,127

	OTHER ASSETS LESS LIABILTIIES - 0.0%	1,847

	NET ASSETS - 100.0%	$16,326,974

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.3%
	BONDS - 0.7%
1,018	SPDR Doubleline Total Return Tactical ETF	$48,375

	EQUITY FUNDS - 26.9%
107	AdvisorShares STAR Global Buy-Write ETF*	3,437
16	Horizons S&P 500 Covered Call ETF	838
3,133	Invesco S&P 500 Equal Weight ETF	335,576
1,987	Invesco S&P 500 Pure Value ETF	137,838
523	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF	10,400
2,646	iShares Micro-Cap ETF	290,822
452	iShares Russell 1000 ETF	73,147
1,850	iShares Russell 1000 Growth ETF	287,694
202	iShares Russell 1000 Value ETF	25,674
921	iShares Russell 2000 ETF	159,351
1,024	iShares Russell 2000 Growth ETF	225,618
275	iShares Russell 2000 Value ETF	37,639
2,125	iShares Russell Mid-Cap Growth ETF	290,296
98	iShares Russell Mid-Cap Value ETF	8,970
1,185	ISHARES S&P/TSX SMALLCAP INDEX ETF	14,668
		1,901,968
	INTERNATIONAL FUNDS - 24.8%
1,727	Columbia India Consumer ETF	82,723
6,244	Invesco China Small Cap ETF	170,586
569	iShares Latin America 40 ETF	17,172
107	iShares MSCI All Country Asia ex Japan ETF	7,643
549	iShares MSCI Brazil ETF	17,815
2,369	iShares MSCI EAFE ETF	159,528
1,101	iShares MSCI Frontier 100 ETF	30,762
1,677	iShares MSCI Germany Small-Cap ETF	105,735
1,520	iShares MSCI Indonesia ETF	35,522
434	iShares MSCI Ireland ETF	20,038
198	iShares MSCI Japan ETF	11,528
289	iShares MSCI Japan Small-Cap ETF	22,135
193	iShares MSCI Peru ETF	7,133
81	iShares MSCI Poland ETF	1,955
126	iShares MSCI South Africa ETF	6,914
64	iShares MSCI South Korea ETF	4,309
118	iShares MSCI Taiwan ETF	4,476
144	iShares MSCI Thailand ETF	13,005
17	iShares MSCI UAE ETF	264
1,804	iShares MSCI United Kingdom Small-Cap ETF	76,228
233	Global X MSCI Nigeria ETF	4,394
139	SPDR EURO STOXX 50 ETF	5,321
1,766	SPDR S&P Emerging Asia Pacific ETF	175,858
297	VanEck Vectors Africa Index ETF	6,593
1,584	VanEck Vectors Brazil Small-Cap ETF	27,483
2,075	VanEck Vectors Egypt Index ETF	70,384
720	VanEck Vectors India Small-Cap Index ETF	35,978
124	VanEck Vectors Israel ETF	4,194
1,980	VanEck Vectors Russia ETF	39,659
25	VanEck Vectors Russia Small-Cap ETF	808
1,697	VanEck Vectors Vietnam ETF	28,102
1,540	Vanguard FTSE Emerging Markets ETF	64,742
2,658	Vanguard Total World Stock ETF	202,354
629	WisdomTree Emerging Markets SmallCap Dividend	29,695
11	WisdomTree Europe SmallCap Dividend Fund	709
724	WisdomTree Japan Hedged Quality Dividend Growth	20,008
1,878	WisdomTree Japan Hedged SmallCap Equity Fund	81,224
3,371	WisdomTree Middle East Dividend Fund	63,644
3,521	Xtrackers Harvest CSI 300 China A-Shares ETF	87,110
402	Xtrackers MSCI South Korea Hedged Equity ETF	11,561
		1,755,292
	PREFERRED FUND - 1.0%
3,711	Invesco Financial Preferred ETF	68,616

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
August 31, 2018

Shares		Value
	SECTOR FUNDS - 17.6%
810	Alerian MLP ETF	$8,789
2,545	AlphaClone Alternative Alpha ETF*	129,821
376	Consumer Discretionary Select Sector SPDR Fund	43,973
110	Energy Select Sector SPDR Fund	8,188
521	First Trust Dow Jones Internet Index Fund*	75,905
4,168	First Trust Financial AlphaDEX Fund	136,877
1,822	Global X China Consumer ETF	29,261
107	Invesco China Real Estate ETF	2,961
19	Invesco DB Agriculture Fund*	324
23	Invesco DWA Consumer Cyclicals Momentum ETF	1,379
1,783	Invesco S&P SmallCap Energy ETF	29,170
808	Invesco S&P SmallCap Health Care ETF*	117,128
736	Invesco S&P SmallCap Information Technology ETF	66,027
15	Invesco S&P SmallCap Utilities ETF	835
10	Invesco Water Resources ETF	317
24	iPATH S&P 500 VIX Short-Term Futures ETN*	698
189	iShares Nasdaq Biotechnology ETF	23,094
349	iShares North American Tech-Software ETF	70,097
53	iShares U.S. Consumer Services ETF	11,134
18	iShares U.S. Financial Services ETF	2,482
71	iShares U.S. Healthcare Providers ETF	13,984
1,230	KraneShares CSI China Internet ETF	62,349
272	Materials Select Sector SPDR Fund	16,121
103	ProShares Short VIX Short-Term Futures ETF*	1,460
4,367	SPDR Bloomberg Barclays Convertible Securities	237,346
49	SPDR Gold Shares*	5,562
1,109	SPDR S&P Regional Banking ETF	70,033
4	SPDR S&P Retail ETF	208
94	VanEck Vectors Global Alternative Energry ETF	5,732
330	VanEck Vectors Semiconductor ETF	35,950
2,557	VanEck Vectors Unconventional Oil & Gas ETF	42,446
		1,249,651

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,946,670)	5,023,902

	OPEN ENDED FUNDS - 28.2%
14,284	AlphaCentric Income Opportunities Fund - Class I	177,265
86,546	American Beacon Sound Point Floating Rate Income - Class Y	890,560
10,570	Kellner Merger Fund*	114,154
76,426	Semper MBS Total Return Fund - Institutional Class	813,173
	TOTAL OPEN ENDED FUNDS (Cost - $2,001,259)	1,995,152

	SHORT-TERM INVESTMENTS - 1.1%
76,843	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.87% ^
	(Cost - $76,843)	76,843

	TOTAL INVESTMENTS - 100.3% (Cost - $7,024,772)	$7,095,897

	OTHER ASSETS LESS LIABILITIES - (0.3) %	(19,793)

	NET ASSETS - 100.0%	$7,076,104

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
August 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation / (Depreciation)
To Buy:
Japanese Yen	9/25/2018	BNY	9,592,395	$86,659	$(440)
Mexican Peso	9/25/2018	BNY	13,511	704	(7)
				$86,659	$(447)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation / (Depreciation)
To Sell:
Australian Dollar	9/25/2018	BNY	(25,860)	$18,702	$217
British Pound	9/25/2018	BNY	(98,067)	127,593	(2,291)
Canadian Dollar	9/25/2018	BNY	(17,609)	13,511	(18)
Euro	9/25/2018	BNY	(86,233)	100,507	(1,759)
				$260,313	$(3,851)

Total Unrealized Loss On Forward Currency Contracts					$(4,298)

*BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 53.7%
	BONDS - 36.2%
58,031	HIGH YIELD ETF	$2,129,738
243	Invesco Chinese Yuan Dim Sum Bond ETF	5,370
45,545	Invesco Global Short Term High Yield Bond ETF	1,061,426
6,402	iShares Barclays USD Asia High Yield Bond Index	65,172
6	iShares CMBS ETF	302
591	iShares JP Morgan USD Emerging Markets Bond ETF	62,705
10,019	SPDR Barclays Euro High Yield Bond UCITS ETF	662,217
548	SPDR Bloomberg Barclays Convertible Securities	29,784
25,018	VanEck Vectors Fallen Angel High Yield Bond ETF	726,273
989	VanEck Vectors Emerging Markets High Yield Bond	22,035
130	VanEck Vectors J.P. Morgan EM Local Currency Bond	2,101
		4,767,123
	EQUITY FUNDS - 1.1%
1,208	iShares Micro-Cap ETF	132,771
40	iShares Russell Mid-Cap Value ETF	3,661
65	ProShares UltraPro S&P 500	3,681
		140,113
	INTERNATIONAL FUNDS - 2.7%
750	Invesco China Small Cap ETF	20,490
126	iShares China Large-Cap ETF	5,341
140	iShares Latin America 40 ETF	4,225
535	iShares MSCI Brazil ETF	17,361
185	iShares MSCI Emerging Markets ETF	7,986
2,516	VanEck Vectors Brazil Small-Cap ETF	43,653
2,437	VanEck Vectors Russia ETF	48,813
1,128	VanEck Vectors Russia Small-Cap ETF	36,463
371	WisdomTree Japan Hedged Quality Dividend Growth	10,253
2,808	WisdomTree Japan Hedged SmallCap Equity Fund	121,446
1,411	Xtrackers Harvest CSI 300 China A-Shares ETF	34,908
		350,939
	PREFERRED FUND - 0.9%
6,650	Invesco Financial Preferred ETF	122,959

	SECTOR FUNDS - 12.8%
125	AlphaClone Alternative Alpha ETF *	6,376
276	Consumer Discretionary Select Sector SPDR Fund	32,278
865	INVESCO DWA ENERGY MOMENTUM ETF	37,852
2	Invesco KBW Property & Casualty ETF	127
31,810	IQ Merger Arbitrage ETF *	1,004,242
9	IQ US Real Estate Small Cap ETF	246
5,679	iShares Commodities Select Strategy ETF	216,739
4,215	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	137,856
755	KraneShares CSI China Internet ETF	38,271
1,058	ProShares Merger ETF	38,543
4	SPDR S&P Insurance ETF	128
207	SPDR S&P Regional Banking ETF	13,072
2,203	SPDR S&P Retail ETF	114,754
511	Vanguard Real Estate ETF	42,950
		1,683,434

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,128,655)	7,064,568

`	OPEN ENDED FUNDS - 43.8%
195,318	Kellner Merger Fund - Institutional Class *	2,109,440
194,970	Merger Fund - Investor Class	3,254,049
37,430	Semper MBS Total Return Fund - Institutional Class	398,260
	TOTAL OPEN ENDED FUNDS (Cost - $5,718,693)	5,761,749

	TOTAL INVESTMENTS - 97.5% (Cost - $12,847,348)	$12,826,317

	OTHER ASSETS LESS LIABILITIES - 2.5%	329,760

	NET ASSETS - 100.0%	$13,156,077

	* Non-income producing securities.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2018

	OPEN RETURN SWAPS - 0.7%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation / (Depreciation)
515,435	MSCI AC World Daily Total Return	501	Goldman Sachs	6/24/2019	Pay	2.3319	$11,693
83,172	MSCI AC World Daily Total Return	80	Goldman Sachs	6/24/2019	Pay	2.3475	1,134
115,447	MSCI Daily Total Return Net EM	244	Goldman Sachs	6/24/2019	Pay	2.3486	-
48,893	MSCI Dialy Total Return Gross Europe	5	Goldman Sachs	6/24/2019	Pay	2.3319	50
147,489	MSCI Pacific Total Return Index	23	Goldman Sachs	6/21/2019	Pay	2.3303	(1,018)
1,770,683	Russell 2000 Total Return Index	197	Goldman Sachs	6/20/2019	Pay	2.3486	-
443,373	S&P 500 Total Return Index	75	Goldman Sachs	6/20/2019	Pay	2.3486	-
1,641,523	Topix Total Return Index	640	Goldman Sachs	6/24/2019	Receive	(0.0428)	(396)
							$11,463

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index ("Markit Index") and The Goldman Sachs 5-year Tresury Futures Index N1 Class B ("Goldman Futures Index"). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performnace of the two underlying assets.

Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation
2,327,335	Goldman Sachs HY Synthetic Corporate 5Y Total Return	15,988	Goldman Sachs	2/5/2019	Pay	2.3344	$45,251
503,416	Goldman Sachs HY Synthetic Corporate 5Y Total Return	3,458	Goldman Sachs	2/5/2019	Pay	2.3344	9,788
805,624	Goldman Sachs HY Synthetic Corporate 5Y Total Return	5,534	Goldman Sachs	2/5/2019	Pay	2.3344	15,664
201,070	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,381	Goldman Sachs	2/5/2019	Pay	2.3344	3,909
356,150	Goldman Sachs HY Synthetic Corporate 5Y Total Return	2,416	Goldman Sachs	2/5/2019	Pay	2.3360	2,760
385,206	Goldman Sachs HY Synthetic Corporate 5Y Total Return	2,592	Goldman Sachs	2/5/2019	Pay	2.3223	801
							$78,173
	# Variable rate is Libor plus 0.10% - 0.42%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	9/25/2018	BNY	7,643,904	$69,056	$(351)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation / (Depreciation)
To Sell:
Australian Dollar	9/25/2018	BNY	(19,380)	$(14,015)	$163
Canadian Dollar	9/25/2018	BNY	(14,886)	(11,422)	(15)
Euro	9/25/2018	BNY	(986,417)	(1,149,833)	(20,119)
Mexican Peso	9/25/2018	BNY	(784,796)	(40,881)	430
				$(1,216,151)	$(19,541)

Total Unrealized Gain On Forward Currency Contracts					$(19,892)

* BNY = Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 44.8%
	BONDS - 34.8%
833	Direxion Daily 20 Year Plus Treasury Bull 3x *	$15,885
32	FINEX TRADABLE RUSSIAN CORPORATE BONDS UCITS *	3,455
14,815	HIGH YIELD ETF	543,711
331	Invesco Chinese Yuan Dim Sum Bond ETF	7,315
21,341	Invesco Global Short Term High Yield Bond ETF	497,352
3,597	Invesco Senior Loan ETF	82,947
25,739	iShares Barclays USD Asia High Yield Bond Index	262,023
84	iShares JP Morgan USD Emerging Markets Bond ETF	8,912
122	iShares National Muni Bond ETF	13,287
6,908	PIMCO Enhanced Short Maturity Active	702,060
3,620	SPDR Barclays Euro High Yield Bond UCITS ETF	239,268
6,413	SPDR Bloomberg Barclays Convertible Securities	348,547
135	SPDR Doubleline Total Return Tactical ETF	6,415
12,060	SPDR Nuveen S&P High Yield Municipal Bond ETF	684,887
7,121	VanEck Vectors Emerging Markets High Yield Bond	158,656
215	VanEck Vectors Fallen Angel High Yield Bond ETF	6,242
1,165	VanEck Vectors International High Yield Bond ETF	28,147
1,774	VanEck Vectors J.P. Morgan EM Local Currency Bond	28,668
		3,637,777
	EQUITY FUNDS - 1.9%
4,962	AdvisorShares STAR Global Buy-Write ETF *	159,390
826	Horizons S&P 500 Covered Call ETF	43,282
		202,672
	INTERNATIONAL FUNDS - 0.2%
13	iShares China Large-Cap ETF	551
249	iShares Latin America 40 ETF	7,515
14	VanEck Vectors Brazil Small-Cap ETF	243
133	VanEck Vectors Russia ETF	2,664
128	WisdomTree Japan Hedged Equity Fund	7,017
12	WisdomTree Japan Hedged Quality Dividend Growth	332
		18,322
	PREFERRED FUNDS - 0.7%
1,036	Invesco Variable Rate Preferred ETF	26,024
1,280	iShares US Preferred Stock ETF	48,563
		74,587
	SECTOR FUNDS - 7.2%
30,649	Alerian MLP ETF	332,542
507	Energy Select Sector SPDR Fund	37,741
1,139	Global X China Financials ETF	19,181
1,883	Invesco KBW Property & Casualty ETF	119,740
20	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	654
30	SPDR S&P Insurance ETF	961
1,206	Vanguard Real Estate ETF	101,364
23	Invesco DB US Dollar Index Bullish Fund	579
9,624	ProShares Short VIX Short-Term Futures ETF *	136,372
		749,134

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,690,456)	4,682,492

`	OPEN ENDED FUNDS - 53.4%
21,155	American Beacon Sound Point Floating Rate Income - Class Y	$217,686
306,633	James Alpha Structured Credit Value Portfolio * ^	3,072,682
57,829	Kellner Merger Fund - Institutional Class *	624,550
156,105	Semper MBS Total Return Fund - Institutional Class	1,660,962
	TOTAL OPEN ENDED FUNDS (Cost - $5,579,440)	5,575,880

	TOTAL INVESTMENTS - 98.2% (Cost - $10,269,896)	$10,258,372

	OTHER ASSETS LESS LIABILITIES - 1.8%	193,032

	NET ASSETS - 100.0%	$10,451,404

	* Non-income producing securities.
	^ Affiliated investment.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2018

	OPEN RETURN SWAPS - 0.8%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation
1,183	MSCI AC World Daily Total Return Gross Index	1	Goldman Sachs	6/24/2019	Pay	2.3475	$16
9,779	MSCI Daily Total Return Gross Europe	1	Goldman Sachs	6/24/2019	Pay	2.3319	10
40,293	MSCI Daily Total Return Net EM Index	81	Goldman Sachs	6/24/2019	Pay	2.3486	(1,171)
64,126	MSCI Pacific Total Return Index	10	Goldman Sachs	6/21/2019	Pay	2.3303	(442)
99,899	S&P 500 Total Return Index	18	Goldman Sachs	6/20/2019	Pay	2.3486	3,042
133,199	S&P 500 Total Return Index	24	Goldman Sachs	6/20/2019	Pay	2.3486	4,056
10,841,748	TOPIX Total Return Index	4,227	Goldman Sachs	6/24/2019	Receivable	(0.0428)	(2,621)
							$2,890

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index ("Markit Index") and The Goldman Sachs 5-year Tresury Futures Index N1 Class B ("Goldman Futures Index"). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performnace of the two underlying assets.

Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation
794,201	Goldman Sachs HY Synthetic Corporate 5Y Total Return	5,456	Goldman Sachs	2/5/2019	Pay	2.3319	$15,442
251,708	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,729	Goldman Sachs	2/5/2019	Pay	2.3319	4,895
604,218	Goldman Sachs HY Synthetic Corporate 5Y Total Return	4,151	Goldman Sachs	2/5/2019	Pay	2.3319	11,748
301,605	Goldman Sachs HY Synthetic Corporate 5Y Total Return	2,072	Goldman Sachs	2/5/2019	Pay	2.3319	5,864
1,879,759	Goldman Sachs HY Synthetic Corporate 5Y Total Return	12,913	Goldman Sachs	2/5/2019	Pay	2.3319	36,548
464,330	Goldman Sachs HY Synthetic Corporate 5Y Total Return	3,150	Goldman Sachs	2/5/2019	Pay	2.3360	3,598
							$78,095
	# Variable rate is Libor plus 0.11% - 0.42%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	9/25/2018	BNY	9,066,458	81,908	$(416)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Depreciation
To Sell:
Euro	9/25/2018	BNY	(214,693)	$(250,260)	$(4,379)

Total Unrealized Gain On Forward Currency Contracts					$(4,795)

* BNY = Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.2%
	BONDS - 25.7%
1,058	Direxion Daily 20 Year Plus Treasury Bull 3x *	$20,176
6	Finex Tradable Russian Corporate Bonds UCITS *	648
13,942	High Yield ETF	511,671
11,866	Highland/iBoxx Senior Loan ETF	216,199
164	Invesco Chinese Yuan Dim Sum Bond ETF	3,624
12,916	Invesco Global Short Term High Yield Bond ETF	301,007
162	Invesco Senior Loan ETF	3,736
1	iShares 7-10 Year Treasury Bond ETF	103
9,513	iShares Barclays USD Asia High Yield Bond Index	96,842
7	iShares CMBS ETF	352
3	iShares Core U.S. Aggregate Bond ETF	319
3,868	iShares iBoxx $ High Yield Corporate Bond ETF	334,040
468	iShares JP Morgan USD Emerging Markets Bond ETF	49,655
3	iShares MBS ETF	313
71	iShares National Muni Bond ETF	7,733
2,772	PIMCO Enhanced Short Maturity Active	281,718
2,622	SPDR Barclays Euro High Yield Bond UCITS ETF	173,304
2,889	SPDR Blackstone / GSO Senior Loan ETF	136,534
6,265	SPDR Bloomberg Barclays Convertible Securities	340,503
7,719	SPDR Bloomberg Barclays High Yield Bond ETF	277,884
1,723	SPDR Doubleline Total Return Tactical ETF	81,877
3,077	SPDR Nuveen S&P High Yield Municipal Bond ETF	174,743
4,871	VanEck Vectors Emerging Markets High Yield Bond	108,526
3,208	VanEck Vectors Fallen Angel High Yield Bond ETF	93,128
952	VanEck Vectors International High Yield Bond ETF	23,000
257	VanEck Vectors J.P. Morgan EM Local Currency Bond	4,153
7,846	Vanguard Total International Bond ETF	429,333
610	WisdomTree Emerging Markets Local Debt Fund	19,862
		3,690,983
	EQUITY FUNDS - 16.8%
3,183	AdvisorShares STAR Global Buy-Write ETF *	102,245
604	Horizons S&P 500 Covered Call ETF	31,649
5,081	Invesco S&P 500 Equal Weight ETF	544,226
2,048	Invesco S&P 500 Pure Value ETF	142,070
2,896	iShares Micro-Cap ETF	318,299
466	iShares Russell 1000 ETF	75,413
1,906	iShares Russell 1000 Growth ETF	296,402
209	iShares Russell 1000 Value ETF	26,564
1,404	iShares Russell 2000 ETF	242,920
1,228	iShares Russell 2000 Growth ETF	270,565
432	iShares Russell 2000 Value ETF	59,128
2,050	iShares Russell Mid-Cap Growth ETF	280,051
107	iShares Russell Mid-Cap Value ETF	9,794
1,222	ISHARES S&P/TSX SMALLCAP INDEX ETF	15,126
		2,414,452
	INTERNATIONAL FUNDS - 14.5%
1,780	Columbia India Consumer ETF	85,262
241	Global X MSCI Nigeria ETF	4,545
6,523	Invesco China Small Cap ETF	178,208
119	iShares China Large-Cap ETF	5,044
132	iShares EURO STOXX Mid UCITS ETF EUR Dist	9,440
674	iShares Latin America 40 ETF	20,341
388	iShares MSCI All Country Asia ex Japan ETF	27,715
521	iShares MSCI Australia ETF	11,717
629	iShares MSCI Brazil ETF	20,411
2,949	iShares MSCI EAFE ETF	198,586
334	iShares MSCI Emerging Markets ETF	14,419
1,135	iShares MSCI Frontier 100 ETF	31,712
1,728	iShares MSCI Germany Small-Cap ETF	108,950
1,567	iShares MSCI Indonesia ETF	36,621
447	iShares MSCI Ireland ETF	20,638
461	iShares MSCI Japan ETF	26,840
301	iShares MSCI Japan Small-Cap ETF	23,054
115	iShares MSCI Mexico ETF	5,789
199	iShares MSCI Peru ETF	7,355
84	iShares MSCI Poland ETF	2,028
130	iShares MSCI South Africa ETF	7,133
64	iShares MSCI South Korea ETF	4,308
122	iShares MSCI Taiwan ETF	4,628
148	iShares MSCI Thailand ETF	13,366

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.2% (Continued)
	INTERNATIONAL FUNDS - 14.5% (Continued)
18	iShares MSCI UAE ETF	$280
1,859	iShares MSCI United Kingdom Small-Cap ETF	78,552
547	SPDR EURO STOXX 50 ETF	20,939
1,820	SPDR S&P Emerging Asia Pacific ETF	181,236
306	VanEck Vectors Africa Index ETF	6,793
1,938	VanEck Vectors Brazil Small-Cap ETF	33,625
2,139	VanEck Vectors Egypt Index ETF	72,555
688	VanEck Vectors India Small-Cap Index ETF	34,379
127	VanEck Vectors Israel ETF	4,295
2,363	VanEck Vectors Russia ETF	47,331
158	VanEck Vectors Russia Small-Cap ETF	5,107
1,750	VanEck Vectors Vietnam ETF	28,980
2,255	Vanguard FTSE Emerging Markets ETF	94,800
3,205	Vanguard Total World Stock ETF	243,997
649	WisdomTree Emerging Markets SmallCap Dividend	30,639
11	WisdomTree Europe SmallCap Dividend Fund	709
32	WisdomTree Japan Hedged Equity Fund	1,754
996	WisdomTree Japan Hedged Quality Dividend Growth	27,525
2,296	WisdomTree Japan Hedged SmallCap Equity Fund	99,302
4,460	WisdomTree Middle East Dividend Fund	84,205
3,799	Xtrackers Harvest CSI 300 China A-Shares ETF	93,987
414	Xtrackers MSCI South Korea Hedged Equity ETF	11,906
		2,071,006
	PREFERRED FUND - 0.7%
4,595	Invesco Financial Preferred ETF	84,961
273	Invesco Variable Rate Preferred ETF	6,858
351	iShares US Preferred Stock ETF	13,317
		105,136
	SECTOR FUNDS - 11.5%
7,816	Alerian MLP ETF	84,803
2,631	AlphaClone Alternative Alpha ETF *	134,207
421	Consumer Discretionary Select Sector SPDR Fund	49,236
305	Energy Select Sector SPDR Fund	22,704
3,467	First Asset Active Utility & Infrastructure ETF	28,157
537	First Trust Dow Jones Internet Index Fund *	78,236
4,780	First Trust Financial AlphaDEX Fund	156,975
1,878	Global X China Consumer ETF	30,161
110	Invesco China Real Estate ETF	3,044
42	Invesco DB Agriculture Fund *	716
7	Invesco DB US Dollar Index Bullish Fund	176
23	Invesco DWA Consumer Cyclicals Momentum ETF	1,379
112	INVESCO DWA ENERGY MOMENTUM ETF	4,901
591	Invesco KBW Property & Casualty ETF	37,582
1,838	Invesco S&P SmallCap Energy ETF	30,070
833	Invesco S&P SmallCap Health Care ETF *	120,752
759	Invesco S&P SmallCap Information Technology ETF	68,090
15	Invesco S&P SmallCap Utilities ETF	835
10	Invesco Water Resources ETF	317
4,821	IQ Merger Arbitrage ETF *	152,199
539	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF	10,718
1,096	iShares Global Clean Energy ETF	9,557
229	iShares Global Materials ETF	15,270
26	iShares Mortgage Real Estate ETF	1,174
195	iShares Nasdaq Biotechnology ETF	23,827
360	iShares North American Tech-Software ETF	72,306
3,428	iShares S&P GSCI Commodity Indexed Trust *	59,784
818	iShares S&P/TSX Global Gold Index ETF	6,179
698	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	22,829
55	iShares U.S. Consumer Services ETF	11,554
18	iShares U.S. Financial Services ETF	2,482
73	iShares U.S. Healthcare Providers ETF	14,378
1,358	KraneShares CSI China Internet ETF	68,837
281	Materials Select Sector SPDR Fund	16,655
206	ProShares Merger ETF	7,504
2,787	ProShares Short VIX Short-Term Futures ETF *	39,492
1,237	ProShares Ultra Gold *	41,146
9	SPDR S&P Insurance ETF	288
1,202	SPDR S&P Regional Banking ETF	75,906
219	SPDR S&P Retail ETF	11,408

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 69.2% (Continued)
	SECTOR FUNDS - 11.5% (Continued)
97	VanEck Vectors Global Alternative Energry ETF	$5,915
340	VanEck Vectors Semiconductor ETF	37,040
2,635	VanEck Vectors Unconventional Oil & Gas ETF	43,741
474	Vanguard Real Estate ETF	39,840
285	iPath Bloomberg Coffee Subindex Total Return ETN *	3,158
53	iPath Bloomberg Grains Subindex Total Return ETN *	1,239
		1,646,767

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,905,513)	9,928,344

`	OPEN ENDED FUNDS - 28.0%
41,260	AlphaCentric Income Opportunities Fund - Class I	512,035
20,925	Altegris Futures Evolution Strategy Fund - Class I	211,974
154,399	American Beacon Sound Point Floating Rate Income - Class Y	1,588,766
22,893	AQR Managed Futures Strategy Fund - Class I *	205,575
24,731	Kellner Merger Fund - Institutional Class *	267,095
16,831	Merger Fund - Investor Class	280,917
89,489	Semper MBS Total Return Fund - Institutional Class	952,164
	TOTAL OPEN ENDED FUNDS (Cost - $4,011,100)	4,018,526

	SHORT-TERM INVESTMENTS - 0.9%
121,849	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.87% ^
	(Cost - $121,849)	121,849

	TOTAL INVESTMENTS - 98.1% (Cost - $14,038,462)	$14,068,719

	LIABILITIES IN EXCESS OF OTHER ASSETS - 1.9%	272,027

	NET ASSETS - 100.0%	$14,340,746

	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.

	TOTAL RETURN SWAP - (0.4) %
		Unrealized Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 14,192, with a receivable rate of 2.22% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,400,000)		$(5,697)
		$(5,697)

James Alpha Index Swap Top 50 Holdings
FUTURES CONTRACTS*
			Notional Value at August 31, 2018		Unrealized Appreciation / (Depreciation)
Number of Contracts	Open Long Future Contracts	Counterparty		Expiration
5	90 Day Bank Accepted Bill Future	Deutsche Bank	1,262,925	6/13/2019	685
5	3 Month Euro (EURIBOR)	Deutsche Bank	1,312,144	3/18/2019	(43)
7	3 Month Sterling	Deutsche Bank	875,802	6/19/2019	(297)
4	3 Year Australian Treasury Bond Future	Deutsche Bank	1,231,970	9/17/2018	808
3	10 Year Italian Bond Future	Deutsche Bank	373,029	9/6/2018	(11,804)
1	10 Year Australian Treasury Bond Future	Deutsche Bank	1,336,164	9/17/2018	1,665
4	10 Year US Treasury Notes Future	Deutsche Bank	469,887	12/19/2018	1,054
4	Euro-BOBL Future	Deutsche Bank	477,128	9/6/2018	2,366
9	Euro-BUND Future	Deutsche Bank	1,505,113	9/6/2018	14,289
9	Eurodollar	Deutsche Bank	2,245,645	12/16/2019	(113)
9	Eurodollar	Deutsche Bank	2,093,288	3/18/2019	(137)
4	Euro-OAT Futures	Deutsche Bank	615,793	9/6/2018	5,464
4	Long Gilt Future	Deutsche Bank	486,212	12/27/2018	708
4	Nikkei 225 (JPY) Future	Deutsche Bank	44,339,871	9/13/2018	21,420
					36,065

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2018

Number of Contracts	Open Short Future Contracts		Counterparty	Notional Value at August 31, 2018		Expiration		Unrealized Appreciation / (Depreciation)
(6)	2 year Euro-Schatz Future		Deutsche Bank	(713,965)		12/6/2018		(302)
(14)	2 year Euro-Schatz Future		Deutsche Bank	(1,544,384)		9/6/2018		233
(7)	5 year US Treasury Notes Future		Deutsche Bank	(813,779)		12/31/2018		(98)
(5)	CAD/USD		Deutsche Bank	(402,097)		9/18/2018		2,067
(7)	CME E-Mini Russell 2000 Index		Deutsche Bank	(603,588)		9/21/2018		(14,007)
(3)	Eurodollar		Deutsche Bank	(675,910)		6/17/2019		(179)
(10)	Eurodollar		Deutsche Bank	(2,337,190)		12/14/2020		(108)
(6)	GBP/USD		Deutsche Bank	(446,802)		9/17/2018		3,737
(4)	Gold		Deutsche Bank	(529,227)		12/27/2018		4,517
(5)	JPY/USD		Deutsche Bank	(566,811)		9/17/2018		1,331
(4)	Nikkei 225 Future		Deutsche Bank	(411,920)		9/13/2018		(22,126)
								(24,935)

	TOTAL FUTURES CONTRACTS							$11,130

PURCHASED PUT OPTIONS^*
	Description		Counterparty	Notional Value at August 31, 2018		Expiration	Strike Price	Unrealized Appreciation
	CHF/EUR		Deutsche Bank	236,448		9/27/2018	1.05	$688
	USD/EUR		Deutsche Bank	253,012		11/28/2018	1.17	31
								719

PURCHASED CALL OPTIONS^*
	Description		Counterparty	Notional Value at August 31, 2018		Expiration	Strike Price	Unrealized Appreciation
	AUD/EUR		Deutsche Bank	126,506		12/5/2018	1.62	2,195
	KRO/USD		Deutsche Bank	189,759		9/20/2018	1145.00	153
	RUB/USD		Deutsche Bank	126,506		8/23/2019	1.00	899
	USD/EUR		Deutsche Bank	126,506		9/14/2018	1.25	-
								3,247

	TOTAL PURCHASED OPTIONS							$3,966

WRITTEN PUT OPTIONS^*
	Description		Counterparty	Notional Value at August 31, 2018		Expiration	Strike Price	Unrealized Depreciation
	JPY/AUD		Deutsche Bank	(277,024)		11/1/2018	71.75	(288)
	JPY/GBP		Deutsche Bank	(132,801)		4/19/2019	127.50	(1,311)
	USD/AUD		Deutsche Bank	(397,325)		1/25/2019	0.66	(990)
	USD/EUR		Deutsche Bank	(394,813)		5/29/2019	1.08	(379)
	USD/EUR		Deutsche Bank	(242,810)		2/22/2019	1.0375	(368)
	USD/EUR		Deutsche Bank	(198,124)		5/29/2019	1.0575	(211)
								(3,547)

WRITTEN CALL OPTIONS^*
	Description		Counterparty	Notional Value at August 31, 2018		Expiration	Strike Price	Unrealized Depreciation
	GBP/EUR		Deutsche Bank	(123,828)		12/14/2018	0.99	(102)
	JPY/CAD		Deutsche Bank	(260,576)		9/14/2018	96.00	-
	KRO/USD		Deutsche Bank	(189,759)		11/7/2018	1185.00	(253)
	USD/EUR		Deutsche Bank	(129,211)		10/11/2018	1.24	(29)
								(384)

	TOTAL WRITTEN OPTIONS							$(3,931)

^ Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*
Settlement Date	Units to Receive/Deliver		Counterparty	In Exchange for		US Dollar Value		Unrealized Appreciation / (Depreciation)
To Buy:
TRY/EUR	126,727	TRY	Deutsche Bank	672,744	EUR	713,361		40,617
CAD/USD	285,403	CAD	Deutsche Bank	373,424	USD	373,228		(196)
CHF/USD	243,085	CHF	Deutsche Bank	240,679	USD	237,817		(2,862)
USD/GBP	235,974	USD	Deutsche Bank	302,074	GBP	304,474		2,400

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2018
FOREIGN CURRENCY TRANSACTIONS +*
Settlement Date	Units to Receive/Deliver		Counterparty	In Exchange for		US DollarValue	Unrealized Appreciation / (Depreciation)
To Sell:
TRY/USD	(297,878)	TRY	Deutsche Bank	1,862,044	USD	1,839,615	(22,429)
NOK/USD	(160,205)	NOK	Deutsche Bank	1,339,714	USD	1,339,839	125
USD/AUD	(336,284)	USD	Deutsche Bank	242,726	AUD	244,538	1,812
USD/EUR	(402,776)	USD	Deutsche Bank	469,592	EUR	467,690	(1,902)

+ Foreign currency transactions are done by notional and not by contracts
* Non-income producing securities
Currency Abbreivations:
AUD - Australian Dollar		EUR - Euro			TRY - Turkish Lira
CAD - Canadian Dollar		GBP - British Pound			USD - U.S. Dollar
CHF - Swiss Franc		NOK - Norwegian Krone

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	9/25/2018	BNY	16,458,130	$148,685	$(756)
Mexican Peso	9/25/2018	BNY	203,550	10,603	(111)
				$159,288	$(867)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Depreciation
To Sell:
Australian Dollar	9/25/2018	BNY	(39,842)	$(28,813)	$335
British Pound	9/25/2018	BNY	(130,596)	(169,915)	(3,051)
Canadian Dollar	9/25/2018	BNY	(1,587)	(1,218)	(2)
Euro	9/25/2018	BNY	(362,742)	(422,836)	(7,398)
Swiss Franc	9/25/2018	BNY	(4,289)	(4,444)	(114)
				$(627,226)	$(10,230)

Total Unrealized Gain On Forward Currency Contracts					$(11,097)

*BNY- Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2018

Principal			Variable Rate	Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 39.1%
		ASSET BACKED SECURITIES - 39.1%
$11,829		Bear Stearns ALT-A Trust 2004-11 (a,b)		3.284	11/25/2034	$10,538
537,350		Citigroup Mortgage Loan Trust Inc (a,c)	1 Month LIBOR + 3.50%	2.415	2/25/2031	503,543
385,000		Colony American Homes (a,c)	1 Month LIBOR + 1.50%	3.571	7/17/2032	385,601
736,051		Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 3.80%	2.453	2/27/2035	696,949
585,066		Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 4.10%	2.483	2/27/2035	556,508
43,264		GMACM Mortgage Loan Trust 2005-AR3 (a,b)		4.108	6/19/2035	41,610
98,079		Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	3.865	11/25/2034	96,787
353,216		Impac CMB Trust Series 2005-2 (a)	1 Month LIBOR + 0.80%	2.865	4/25/2035	341,907
200,000		JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	5.813	5/15/2028	193,000
117,280		Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5 (a)	1 Month LIBOR + 0.98%	3.040	8/25/2033	114,937
225,521		Wells Fargo Alternative Loan 2007-PA4 Trust (a,b)		4.529	7/25/2037	215,449
		TOTAL ASSET BACKED SECURITIES (Cost - $3,150,252)				3,156,829

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.9%
		U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 2.5%
205,000		FREMF 2012-K707 Mortgage Trust (c)		4.009	1/25/2047	204,952

		U.S. TREASURY OBLIGATIONS - 12.4%
1,000,000		United States Treasury Note		2.625	8/31/2020	999,844

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,204,844)				1,204,796

		SHORT-TERM INVESTMENTS - 100.1%
Shares		MONEY MARKET FUND - 63.2%
5,102,475		Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.87% ^				5,102,475

				Discount Rate (%)	Maturity
Principal		U.S. TREASURY OBLIGATIONS - 36.9%
$3,000,000		United States Treasury Bill		2.008	11/29/2018	2,985,219

		TOTAL SHORT-TERM INVESTMENTS (Cost -$8,087,984)				8,087,694

		TOTAL INVESTMENTS - 154.1% (Cost - $12,443,080)				$12,449,319

		LIABILITIES IN EXCESS OF OTHER ASSETS - (54.1) %				(4,368,480)

		NET ASSETS - 100.0%				$8,080,839

		^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2018.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2018.
	(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
	(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2018, these securities amounted to $2,540,553 or 31.4 % of net assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
August 31, 2018

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2018, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha Yorkville MLP
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,518,909	$-	$-	$7,518,909
Money Market Funds	106,865	-	-	106,865
Total	$7,625,774	$-	$-	$7,625,774
James Alpha Family Office Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$51,547	$-	$-	$51,547
Exchange Traded Funds	15,441,011	-	-	15,441,011
Open Ended Funds	490,036	-	-	490,036
Money Market Funds	342,533	-	-	342,533
Total	$16,325,127	$-	$-	$16,325,127
James Alpha EHS Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,900,710	$-	$-	$4,900,710
Open Ended Funds	2,118,344	-	-	2,118,344
Money Market Funds	76,843	-	-	76,843
Total Assets	$7,095,897	$-	$-	$7,095,897
Asset Derivatives
Forward Currency Contracts	$-	$217	$-	$217

Liability Derivatives
Forward Currency Contracts	$-	$(4,515)	$-	$(4,515)
James Alpha Event Driven Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,064,568	$-	$-	$7,064,568
Open Ended Funds	5,761,749	-	-	5,761,749
Total Assets	$12,826,317	$-	$-	$12,826,317
Asset Derivatives
Forward Currency Contracts	-	593	-	593
Total Return Swaps	-	91,050	-	91,050
Total Derivatives	$25,652,634	$91,643	$-	$25,744,277
Liability Derivatives
Forward Currency Contracts	$-	$(20,485)	$-	$(20,485)
Total Return Swaps	-	(1,414)	-	(1,414)
Total Derivatives	$-	$(21,899)	$-	$(21,899)
James Alpha Relative Value Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,682,492	$-	$-	$4,682,492
Open Ended Funds	5,575,880	-	-	5,575,880
Total Assets	$10,258,372	$-	$-	$10,258,372
Asset Derivatives
Total Return Swaps	$-	$85,219	$-	$85,219

Liability Derivatives
Forward Currency Contracts	$-	$(4,795)	$-	$(4,795)
Total Return Swaps	-	(4,234)	-	(4,234)
Total Derivatives	$-	$(9,029)	$-	$(9,029)
James Alpha Total Hedge Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,928,344	$-	$-	$9,928,344
Open Ended Funds	4,018,526	-	-	4,018,526
Money Market Funds	121,849	-	-	121,849
Total Assets	$14,068,719	$-	$-	$14,068,719
Asset Derivatives
Forward Currency Contracts	$-	$335	$-	$335

Liability Derivatives
Forward Currency Contracts	$-	$(11,432)	$-	$(11,432)
Total Return Swap	-	(5,697)	-	(5,697)
Total Derivatives	$-	$(17,129)	$-	$(17,129)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2018
James Alpha Structured Credit Portfolio
Assets *		Level 1	Level 2	Level 3	Total
Asset Backed Securities		$-	$3,156,829	$-	$3,156,829
U.S. Government & Agency Obligations		-	1,204,796	-	1,204,796
Short-Term Investments		5,102,475	2,985,219	-	8,087,694
Total Assets		$5,102,475	$7,346,844	$-	$12,449,319
* Refer to the Schedule of Investments for industry classification.
It is the Portfolio's policy to recognize transfers into and out of Levels at the reporting period.
There were no transfers between Level 1 and Level 2 at the end of the period.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS
The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciaiton / (Deprecitaion)
James Alpha Yorkville MLP	$7,618,355	$644,169	$(636,750)	$7,419
James Alpha Family Office	15,899,072	501,337	(75,282)	426,055
James Alpha EHS	7,025,209	219,546	(148,858)	70,688
James Alpha Event Driven	12,852,585	90,308	(116,576)	(26,268)
James Alpha Relative Value	10,270,761	39,426	(51,815)	(12,389)
James Alpha Total Hedge	14,038,739	208,471	(178,491)	29,980
James Alpha Structured Credit	12,443,080	8,502	(2,263)	6,239

Underlying Investment in Other Investment Companies - The James Alpha Relative Value Portfolio currently invests a portion of its assets in James Alpha Structured Credit Value Portfolio. The Fund may redeem its investment from James Alpha Structured Credit Value Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of the James Alpha Structured Credit Value Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2018 the percentage of the Fund’s net assets invested in the James Alpha Structured Credit Value Portfolio was 29.40%.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of August 31, 2018, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized Appreciation/ (Depreciation)
James Alpha EHS	Forward Contracts	Foreign Exchange	(4,298)
James Alpha Event Driven	Forward Contracts	Foreign Exchange	(19,892)
	Open return Swaps	Credit	78,173
	Open return Swaps	Equity	11,463
James Alpha Relative Value	Forward Contracts	Foreign Exchange	(4,795)
	Open return Swaps	Credit	78,095
	Open return Swaps	Equity	2,890
James Alpha Total Hedge	Total Return Swaps	Equity	(5,697)
	Forward Contracts	Foreign Exchange	(11,097)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at August 31, 2018, is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 10/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 10/23/18

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 10/23/18